                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                                AT MARCH 31, 2008



MARCH 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL NOTES (99.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY               VALUE(a)
ALABAMA (4.0%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
 10-01-22                            1.35%           $5,550,000(e)         $5,550,000
-------------------------------------------------------------------------------------


ALASKA (1.0%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Corporation Pipeline Project
 V.R.D.N. Series 1993A
 12-01-33                            0.90             1,000,000(e)          1,000,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
 12-01-29                            0.86               400,000(e)            400,000
                                                                      ---------------
Total                                                                       1,400,000
-------------------------------------------------------------------------------------


ARIZONA (3.3%)
Salt River Project Agriculture
 C.P.
 06-02-08                            1.53             3,000,000             3,000,000
 06-05-08                            2.20             1,500,000             1,500,000
                                                                      ---------------
Total                                                                       4,500,000
-------------------------------------------------------------------------------------


CONNECTICUT (2.9%)
Town of Fairfield
 Unlimited General Obligation Notes
 B.A.N. Series 2007
 07-25-08                            3.57             4,000,000             4,007,272
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
 03-01-28                            2.12               300,000(e)            300,000
-------------------------------------------------------------------------------------


FLORIDA (0.8%)
Collier County Health Facilities Authority
 Revenue Bonds
 Cleveland Clinic Fairview Hospital
 V.R.D.N. Series 2003C-1 (JP Morgan Chase & Co)
 01-01-35                            1.25             1,100,000(e)          1,100,000
-------------------------------------------------------------------------------------


GEORGIA (6.9%)
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center Project
 V.R.D.N. Series 2003B (Wachovia Bank) FSA
 09-01-31                            2.10             4,860,000(e)          4,860,000
Fulton County Development Authority
 Revenue Bonds
 Woodward Academy Incorporated Project
 V.R.D.N. Series 2002 (Suntrust Bank)
 12-01-27                            2.09             4,700,000(e)          4,700,000
                                                                      ---------------
Total                                                                       9,560,000
-------------------------------------------------------------------------------------


ILLINOIS (7.9%)
City of Chicago
 Revenue Bonds
 Second Lien
 V.R.D.N. Series 1999 (Bank One)
 11-01-30                            2.00             1,900,000(e)          1,900,000
County of Cook
 Unlimited General Obligation Bonds
 Capital Improvement
 V.R.D.N. Series 2002B
 (Landesbank Hessen-Thuringen Girozentrale)
 11-01-31                            2.17             4,000,000(e)          4,000,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
 01-01-23                            2.30             1,000,000(e)          1,000,000
State of Illinois
 Unlimited General Obligation Bonds
 V.R.D.N Series 2003B (Depfa Bank)
 10-01-33                            2.13             4,000,000(e)          4,000,000
                                                                      ---------------
Total                                                                      10,900,000
-------------------------------------------------------------------------------------


INDIANA (0.2%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 02-01-22                            1.25               300,000(e)            300,000
-------------------------------------------------------------------------------------


KENTUCKY (6.4%)
Kentucky Asset Liability Commission
 Revenue Notes
 T.R.A.N. Series 2007A
 06-26-08                            3.62             4,000,000             4,007,158
Newport
 Revenue Bonds
 V.R.D.N Series 2002 (U.S. Bank)
 04-01-32                            2.25             3,600,000(e)          3,600,000
Williamsburg
 Refunding & Improvement Revenue Bonds
 Cumberland Project
 V.R.D.N. Series 2002 (Fifth Third Bank)
 09-01-32                            2.25             1,225,000(e)          1,225,000
                                                                      ---------------
Total                                                                       8,832,158
-------------------------------------------------------------------------------------


LOUISIANA (3.4%)
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC Project
 V.R.D.N. Series 2003A (SunTrust Bank)
 09-01-14                            1.25               400,000(e)            400,000
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC
 V.R.D.N. Series 2003B (Bank One)
 09-01-14                            3.50             4,250,000(e)          4,250,000
                                                                      ---------------
Total                                                                       4,650,000
-------------------------------------------------------------------------------------


MARYLAND (1.5%)
Maryland Health & Higher Education
 C.P.
 04-04-08                            2.25             2,000,000             2,000,000
-------------------------------------------------------------------------------------


MASSACHUSETTS (3.3%)
Massachusetts School Building Authority
 C.P.
 08-07-08                            1.45             1,500,000             1,500,000
 05-07-08                            2.20             3,000,000             3,000,000
                                                                      ---------------
Total                                                                       4,500,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY               VALUE(a)


MICHIGAN (4.4%)
Northville Township Economic Development Corporation
 Revenue Bonds
 Thrifty Northville Incorporated Project
 V.R.D.N. Series 1984 (Fifth Third Bank)
 05-01-14                            2.25%           $4,900,000(e)         $4,900,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            1.25             1,200,000(e)          1,200,000
                                                                      ---------------
Total                                                                       6,100,000
-------------------------------------------------------------------------------------


MINNESOTA (12.9%)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
 09-01-29                            1.33               291,000(e)            291,000
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            1.30             3,000,000(e)          3,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32                            1.30             4,050,000(e)          4,050,001
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            1.30             1,300,000(e)          1,300,000
Minnesota School District Capital Equipment Borrowing Program
 Certificate of Participation
 Aid Anticipation Certificates
 Series 2007
 (School District Credit Enhancement Program)
 08-28-08                            3.57             2,930,000             2,939,888
Rochester Minnesota Health Care Facility
 C.P.
 06-02-08                            0.80             2,000,000             2,000,000
Southern Minnesota Municipal Power
 C.P.
 04-02-08                            1.73             4,000,000             4,000,000
                                                                      ---------------
Total                                                                      17,580,889
-------------------------------------------------------------------------------------


MISSISSIPPI (1.8%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            1.15             1,200,000(e)          1,200,000
 06-01-23                            1.35             1,300,000(e)          1,300,000
                                                                      ---------------
Total                                                                       2,500,000
-------------------------------------------------------------------------------------


MISSOURI (0.7%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
 09-01-30                            1.28             1,000,000(e)          1,000,000
-------------------------------------------------------------------------------------


NEBRASKA (2.6%)
Nebraska Public Power District
 C.P.
 07-08-08                            2.15             3,600,000             3,600,000
-------------------------------------------------------------------------------------


NEVADA (1.5%)
Las Vegas Valley Water District
 C.P.
 04-04-08                            2.55             2,000,000             2,000,000
-------------------------------------------------------------------------------------


NEW MEXICO (3.9%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            1.35             5,400,000(e)          5,400,000
-------------------------------------------------------------------------------------


OREGON (3.6%)
State of Oregon
 Unlimited General Obligation Notes
 Series 2007A
 06-30-08                            3.56             5,000,000             5,010,368
-------------------------------------------------------------------------------------


PENNSYLVANIA (0.7%)
Bucks County Industrial Development Authority
 Revenue Bonds
 SHV Real Estate Incorporated
 V.R.D.N. Series 1985 (ABN AMRO Bank)
 07-01-15                            2.45             1,000,000(e)          1,000,000
-------------------------------------------------------------------------------------


TENNESSEE (8.8%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            1.15             1,255,000(e)          1,255,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                            1.15             3,380,000(e)          3,380,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
 Board
 Revenue Bonds
 Belmont University Project
 V.R.D.N Series 2002 (SunTrust Bank)
 12-01-22                            2.08             1,900,000(e)          1,900,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
 04-01-32                            1.15             1,850,000(e)          1,850,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            1.15             3,600,000(e)          3,600,000
                                                                      ---------------
Total                                                                      11,985,000
-------------------------------------------------------------------------------------


TEXAS (8.0%)
Dallas Area Rapid Transit
 C.P.
 04-03-08                            2.73             3,000,000             3,000,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
 10-01-24                            1.15             2,800,000(e)          2,800,000
San Antonio Electric & Gas
 C.P.
 06-05-08                            2.20             2,160,000             2,160,000
State of Texas
 Limited General Obligation Notes
 T.R.A.N Series 2007
 08-28-08                            3.61             3,000,000             3,009,662
                                                                      ---------------
Total                                                                      10,969,662
-------------------------------------------------------------------------------------


UTAH (2.9%)
Intermountain Power Agency
 C.P.
 07-01-08                            1.55             4,000,000             4,000,000
-------------------------------------------------------------------------------------


VIRGINIA (2.9%)
Chesapeake Hospital Authority
 Revenue Bonds
 Chesapeake General Hospital
 V.R.D.N. Series 2001A (SunTrust Bank)
 07-01-31                            2.09             4,000,000(e)          4,000,000
-------------------------------------------------------------------------------------


WASHINGTON (0.4%)
Energy Northwest
 Refunding Revenue Bonds
 V.R.D.N. 1st Series 1993A-3
 (Morgan Guaranty Trust)
 07-01-17                            2.15               555,000(e)            555,000
-------------------------------------------------------------------------------------


WISCONSIN (2.0%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                            2.10             2,715,000(e)          2,715,000
-------------------------------------------------------------------------------------


WYOMING (0.9%)
Lincoln County
 Revenue Bonds
 Exxon Mobil Corporation Project
 V.R.D.N. Series 1984A
 11-01-14                            0.86               600,000(e)            600,000
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
 08-15-20                            1.35               700,000(e)            700,000
                                                                      ---------------
Total                                                                       1,300,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $137,315,349)(f)                                                  $137,315,349
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2007.

(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(f) Also represents the cost of securities for federal income tax purposes at March 31, 2008.
FAIR VALUE MEASUREMENT


Financial Accounting Standard ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                                   FAIR VALUE AT MARCH 31, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                               $--          $137,315,349         $--        $137,315,349



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 30, 2008